Schedule of Share-Based Compensation, Stock Options Activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
Number of options, beginning balance	559,637	223,599
Weighted average exercise prices, beginning balance	$ 0.63	$ 1.32
Shares based compensation granted shares	278,920	346,038
Weighted average exercise price, granted	$ 0.12	$ 0.19
Options forfeited	(22,750)	(10,000)
Weighted average exercise price, forfeited	$ 1.28	$ 1.28
Number of options, ending balance	815,807	559,637
Weighted average exercise prices, ending balance	$ 0.44	$ 0.63
Number of options, exercisable
Weighted average exercise price, exercisable